Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Taxes for Domestic and Foreign Operations

Income (loss) before income taxes for domestic and foreign operations consisted of the following:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Domestic operations	$155,296	$(168,135)	$(444,891)
Foreign operations	(1,201,539)	579,021	507,081
	$(1,046,243)	$410,886	$62,190

Schedule of Benefit (Provision) for Income Taxes Attributable to Income (Loss) Before Income Taxes

The benefit (provision) for income taxes attributable to income (loss) before income taxes is as follows:

	Year Ended December 31,
	2015	2014	2013
Federal:	(In thousands)
Current	$(13,540)	$(10,448)	$3,532
Deferred (excluding separate components)	280,220	785,225	963,919
Deferred – operating loss carryforward	—	(277,453)	(305,760)
Deferred – valuation allowance	(247,867)	(815,851)	(634,190)
Other noncurrent	(590)	33,130	14,522
Benefit (provision) for federal income taxes	18,223	(285,397)	42,023
State:
Current	(1,840)	(2,214)	(1,812)
Deferred (excluding separate components)	(2,768)	4,338	4,056
Deferred – operating loss carryforward	(2,263)	531	393
Deferred – valuation allowance	(4,465)	412	(4,374)
Other noncurrent	7,153	(547)	879
Benefit (provision) for state income taxes	(4,183)	2,520	(858)
Foreign:
Current	(2,127)	(1,656)	(2,214)
Deferred (excluding separate components)	(5,832)	1,726	(70,440)
Deferred – operating loss carryforward	10,472	3,495	1,312
Deferred – valuation allowance	(9,959)	(4,396)	9,361
Provision for foreign income taxes	(7,446)	(831)	(61,981)
	$6,594	$(283,708)	$(20,816)

Schedule of Reconciliation of the Federal Income Tax Statutory Rate and the Company's Effective Tax Rate

A reconciliation of the federal income tax statutory rate and the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2015	2014	2013

Federal income tax statutory rate	35.0%	35.0%	35.0%
Foreign tax credit	63.7	(222.0)	(1,557.1)
Repatriation of foreign earnings	(32.0)	113.2	738.4
Foreign goodwill impairment	(49.1)	—	—
Federal valuation allowance	(23.7)	198.6	1,019.8
State income tax, net of federal benefit and valuation allowance	(0.2)	(0.4)	0.8
Settlements with taxing authorities	0.1	(7.6)	(23.5)
Macau deferred tax liability re-measurement	—	—	96.1
Foreign jurisdiction income/losses taxed at other than 35%	6.9	(49.1)	(281.8)
Tax credits	0.4	(1.0)	(13.1)
Permanent and other items	(0.5)	2.3	18.9
	0.6%	69.0%	33.5%

Schedule of Major Tax-Effected Components of the Company's Net Deferred Tax Liability

The major tax-effected components of the Company’s net deferred tax liability are as follows:

	December 31,
	2015	2014
Deferred tax assets – federal and state:	(In thousands)
Bad debt reserve	$42,133	$47,563
Deferred compensation	4,719	4,074
Net operating loss carryforward	20,084	21,555
Capital loss carryforward	2,827	—
Accruals, reserves and other	42,614	129,311
Investments in unconsolidated affiliates	198,594	236,528
Stock-based compensation	32,108	34,449
Tax credits	2,883,839	2,601,653
	3,226,918	3,075,133
Less: Valuation allowance	(2,736,972)	(2,498,299)
	489,946	576,834
Deferred tax assets – foreign:
Bad debt reserve	976	1,456
Net operating loss carryforward	69,800	59,329
Accruals, reserves and other	1,270	64
Property and equipment	2,837	10,687
	74,883	71,536
Less: Valuation allowance	(70,159)	(60,468)
	4,724	11,068
Total deferred tax assets	$494,670	$587,902
Deferred tax liabilities – federal and state:
Property and equipment	(2,536,724)	(2,549,866)
Long-term debt	(220,245)	(293,006)
Intangibles	(99,419)	(109,161)
	(2,856,388)	(2,952,033)
Deferred tax liabilities – foreign:
Intangibles	(318,858)	(319,871)
	(318,858)	(319,871)
Total deferred tax liability	$(3,175,246)	$(3,271,904)
Net deferred tax liability	$(2,680,576)	$(2,684,002)

Schedule of Reconciliation of the Beginning and Ending Amounts of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amounts of gross unrecognized tax benefits is as follows:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Gross unrecognized tax benefits at January 1	$31,143	$106,246	$153,184
Gross increases - prior period tax positions	—	1,626	6,082
Gross decreases - prior period tax positions	(14,158)	(43,098)	(35,508)
Gross increases - current period tax positions	1,222	5,066	4,064
Settlements with taxing authorities	(2,408)	(38,697)	(21,576)
Lapse in Statutes of Limitations	(2,075)	—	—
Gross unrecognized tax benefits at December 31	$13,724	$31,143	$106,246